Share-based Payment Reserves (Tables)	12 Months Ended
Jun. 30, 2018
DisclosureOfSharebasedPaymentArrangementsExplanatory [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	June 30, 2018		June 30, 2017
	Average exercise price in $ per share option	Options (thousands)	Average exercise price in $ per share option	Options (thousands)
At July 1	1.37	2,344	1.36	2,404
Granted	-	-	-	-
Forfeited	-	-	1.00	(60)
Exercised	-	-	-	-
Expired	2.26	(904)	-	-
At June 30	0.82	1,440	1.37	2,344

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant-vest	Expiry date - July 1	Exercise price in $ per share option	Share options (thousands)
			2018	2017
2007-2010	2017	4.80	-	104
2007-2011	2017	4.80	-	200
2008-2012	2017	1.00	-	400
2009-2011	2017	0.92	-	200
2010-2013	2020	1.00	1,040	1,040
2011-2014	2021	0.34	400	400
			1,440	2,344